Finance Income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Interest income on :
Bank deposits		₨ 22,594	₨ 30,801	₨ 74,197
Others		26,502	1,824	8,870
Foreign exchange gain (net)		4,322
Unwinding of discount on other financial assets		5,223	8,685	8,845
Total	$ 778	₨ 58,641	₨ 41,310	₨ 91,912